Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting
21.	SEGMENT REPORTING

The operations of the Company are organized into two segments, consisting of Baidu Core and iQIYI. Baidu Core mainly provides search-based and feed-based online marketing service, other online marketing services, and new artificial intelligence businesses. iQIYI is an online entertainment service provider that, offers original, professionally produced and partner-generated content on its platform.

The Company derives the results of the segments directly from its internal management reporting system. The CODM reviews the performance of each segment based on its operating results and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. Because substantially all of the Group’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented. The table below provides a summary of the Group’s segment operating results for the years ended December 31, 2016.

	For the year ended December 31, 2016
	Baidu Core	iQIYI	Intersegment eliminations & adjustments	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Total revenues	59,470	11,237	(158)	70,549

Operating costs and expenses:
Cost of revenues	23,806	11,437	35	35,278
Selling, general and administrative	13,493	1,766	(188)	15,071
Research and development	9,298	824	29	10,151

Total operating costs and expenses	46,597	14,027	(124)	60,500

Operating profit (loss)	12,873	(2,790)	(34)	10,049

Total other income (loss), net	4,730	(271)	1	4,460

Income (loss) before income taxes	17,603	(3,061)	(33)	14,509

Income taxes	2,915	13	(15)	2,913

Net income (loss)	14,688	(3,074)	(18)	11,596

Less: net income (loss) attributable to noncontrolling interests	(30)	—	(6)	(36)
Net income attributable to Baidu, Inc.	14,718	(3,074)	(12)	11,632

The table below provides a summary of the Group’s operating segment operating results for the years ended December 31, 2017.

	For the year ended December 31, 2017
	Baidu Core	iQIYI	Intersegment eliminations & adjustments	Consolidated
	RMB	RMB	RMB	RMB
	(In millions)
Total revenues	67,681	17,378	(250)	84,809

Operating costs and expenses:
Cost of revenues	25,688	17,386	(12)	43,062
Selling, general and administrative	10,586	2,675	(133)	13,128
Research and development	11,692	1,270	(34)	12,928

Total operating costs and expenses	47,966	21,331	(179)	69,118

Operating profit (loss)	19,715	(3,953)	(71)	15,691

Total other income (loss), net	5,385	208	(1)	5,592

Income (loss) before income taxes	25,100	(3,745)	(72)	21,283
Income taxes	3,001	(8)	2	2,995

Net income (loss)	22,099	(3,737)	(74)	18,288

Less: net income (loss) attributable to noncontrolling interests	(9)	—	(4)	(13)

Net income (loss) attributable to Baidu, Inc.	22,108	(3,737)	(70)	18,301

The table below provides a summary of the Group’s operating segment operating results for the years ended December 31, 2018.

	For the year ended December 31, 2018
	Baidu Core		iQIYI		Intersegment eliminations		Consolidated
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
	(In millions)
Total revenues	78,271	11,384	24,989	3,634	(983)	(142)	102,277	14,876

Operating costs and expenses:
Cost of revenues	25,370	3,689	27,133	3,946	(759)	(109)	51,744	7,526
Selling, general and administrative	15,310	2,227	4,168	606	(247)	(36)	19,231	2,797
Research and development	13,783	2,005	1,994	290	(5)	(1)	15,772	2,294

Total operating costs and expenses	54,463	7,921	33,295	4,842	(1,011)	(146)	86,747	12,617

Operating profit (loss)	23,808	3,463	(8,306)	(1,208)	28	4	15,530	2,259

Total other income (loss), net	13,169	1,915	(676)	(98)	(698)	(102)	11,795	1,715

Income (loss) before income taxes	36,977	5,378	(8,982)	(1,306)	(670)	(98)	27,325	3,974

Income taxes	4,664	678	79	12	—	—	4,743	690

Net income (loss)	32,313	4,700	(9,061)	(1,318)	(670)	(98)	22,582	3,284
Less: net income (loss) attributable to noncontrolling interests	(1,292)	(188)	49	7	(3,748)	(545)	(4,991)	(726)

Net income (loss) attributable to Baidu, Inc.	33,605	4,888	(9,110)	(1,325)	3,078	447	27,573	4,010